Note 19 - Subsequent Events (Detail) (USD $) In Millions, unless otherwise specified	Jul. 01, 2011 BSBIOS Indústria e Comércio de Biodiesel Sul Brasil S.A [Member]	Jul. 29, 2011 Acquisition of Gás Brasiliano Distribuidora S.A [Member]
Subsequent Events [Line Items]
Percentage acquired	50.00%	100.00%
Payment for acquisition	$ 128	$ 271
Duration of concession agreement		30 years
Possible renewed duration of concession agreement		20 years